Discontinued Operations (Narrative) (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2016 CAD / shares	Feb. 08, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Feb. 29, 2016 shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	Oct. 10, 2016 shares	Sep. 29, 2016 USD ($)	Feb. 08, 2016 USD ($)	Dec. 03, 2015 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)										437,500
Perk Agreement | Secured Debt
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of Perk Loan in common stock | $			$ 1,000,000			$ 1,000,000
Viggle | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $									$ 5,110,000
Consideration received (in shares)		1,370,000		1,370,000
Contingent additional consideration (in shares)		2,000,000
Revenue threshold for earn-out provision | $									$ 130,000,000
Shares received (in shares)		130,000,000	130,000
Percentage of shares in escrow		37.50%
Shares restricted in escrow (in shares)		562,600
Gain on discontinued operation | $						$ 1,060,000
Recognized gain | $		$ 1,060,000
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrants (in shares)		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold (in dollars per share) | CAD / shares	12.50
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrants (in shares)		1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	6.25
Stock price threshold (in dollars per share) | CAD / shares	CAD 18.75
Threshold consecutive trading days		20 days
Period to from closing of transaction		2 years
Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)					1,013,068
Common Stock | Gracenote Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)					357,032
Common Stock | Gracenote, Inc and Tribune Media Services, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recognized gain | $					$ 593,000
Common Stock | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)							136,304
Common Stock | Subsequent Event | Gracenote Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)					357,032
Recognized gain | $					$ 593,000
Common Stock | Subsequent Event | Gracenote, Inc and Tribune Media Services, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recognized gain | $					593,000
Perk Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $					$ 1,300,000			$ 1,300,000
Perk Agreement | Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares sold					1,013,068
Consideration received | $					$ 1,300,000